Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Commitments and Contingencies [Abstract]
Schedule of commitments and contingencies
		Remaining
	Total	2018	2019	2020	2021	2022	Thereafter
Prescription Database	$1,071,000	$498,000	$573,000	$-	$-	$-	$-
Natesto	15,000,000	-	-	2,500,000	5,000,000	-	7,500,000
Office Lease	318,000	72,000	111,000	108,000	27,000	-	-
	$16,389,000	$570,000	$684,000	$2,608,000	$5,027,000	$-	$7,500,000

	Total	2018	2019	2020	2021	2022	Thereafter
Prescription database	$1,342,000	$769,000	$573,000	$-	$-	$-	$-
Natesto	15,000,000	-	-	2,500,000	5,000,000	-	7,500,000
Manufacturing/commercial supply agreements	-	-	-	-	-	-	-
Office lease	175,000	145,000	30,000	-	-	-	-
	$16,517,000	$914,000	$603,000	$2,500,000	$5,000,000	$-	$7,500,000

Schedule of rent expense
	Three Months Ended December 31,		Six Months Ended December 31,
	2017	2016	2017	2016

Rent expense	$35,000	$35,000	$70,000	$70,000

	Year Ended June 30,
	2017	2016

Rent expense	$139,000	$120,000